Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		PIPE Investors	Gores Guggenheim, Inc.	Share capital	Share capital PIPE Investors	Share capital Gores Guggenheim, Inc.	Other contributed capital	Other contributed capital PIPE Investors	Other contributed capital Gores Guggenheim, Inc.	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2020	$ (603,248)				$ (1,318,752)			$ 0			$ (16,377)	$ 731,881
Net loss	969,808	[1]										969,808
Other comprehensive loss - (Restated)	32,304	[1]									32,304
Comprehensive loss	1,002,112	[1]			0			0			32,304	969,808
Issuance of Convertible Notes	(35,231)							(35,231)
Issuance of shares	(547,157)				(547,157)
Ending balance at Dec. 31, 2021	(183,524)				(1,865,909)			(35,231)			15,927	1,701,689
Net loss	479,017	[1],[2]										479,017
Other comprehensive loss - (Restated)	(431)	[1]									(431)
Comprehensive loss	478,586	[1]			0			0			(431)	479,017
Merger with Gores Guggenheim Inc.
Issuance of Convertible Notes	(1,512)				1,846,472			(1,846,472)				(1,512)
Issuance of Volvo Cars Preference Shares	(588,826)				(589)			(588,237)
Issuance to Convertible Note holders	0				(43)			43
Issuance of shares			$ (250,000)	$ (522,107)		$ (265)	$ (822)		$ (249,735)	$ (521,285)
Listing expense	(372,318)							(372,318)
Transaction costs	38,903							38,903
Earn-out rights	1,500,638											1,500,638
Equity-settled share-based payment	(9,909)				(9)			(9,900)
Ending balance at Dec. 31, 2022	(89,931)	[3]			(21,165)			(3,584,232)			15,496	3,679,832
Net loss	1,181,875	[2]										1,181,875
Other comprehensive loss - (Restated)	10,143										10,143
Comprehensive loss	1,192,018				0			0			10,143	1,181,875
Equity-settled share-based payment	(5,393)				(3)			(5,390)
Related party capital contribution	(25,565)							(25,565)
Ending balance at Dec. 31, 2023	$ (1,250,991)				$ (21,168)			$ (3,615,187)			$ 25,639	$ 4,861,707

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.